Income tax credit/(charge) (Tables)	6 Months Ended
Jun. 30, 2026
Income tax credit/(charge)
Summary of components of income tax expense (benefit)

	3 months ended June 30,		6 months ended June 30,
	2026	2025	2026	2025
	£ 000	£ 000	£ 000	£ 000
Enhanced R&D intensive support	—	3,122	600	5,892
Tax charge on RDEC	(1,264)	—	(2,346)	—
Adjustments for R&D tax relief of prior periods	—	—	—	13,700
	(1,264)	3,122	(1,746)	19,592